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[SECURITY BENEFIT LOGO]

September 13, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Parkstone Variable Annuity
1940 Act Registration Number: 811-01778
1933 Act Registration Numbers: 033-65654
CIK: 0000900259
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Parkstone Variable Annuity, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Columbia Funds Variable Insurance Trust	0000815425	August 31, 2011
Columbia Funds Variable Series Trust II	0001413032	September 8, 2011
Neuberger Berman Advisers Management Trust	0000736913	September 9, 2011
SBL Fund	0000217087	September 8, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001